Share based compensation (Details 1) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Exercise price	$ 1.10	$ 1.30
Stock Options Top Member
Statement [Line Items]
Grant date share price	$ 1.20	2.30
Exercise price		$ 2.45
Risk free interest rate	4.20%	3.99%
Expected volatility		110.00%
Expected life		5 years
Stock Options Bottom Member
Statement [Line Items]
Grant date share price	$ 1.11	$ 1.28
Exercise price		$ 1.30
Risk free interest rate	3.98%	2.88%
Expected volatility		95.00%
Expected life		3 years
Stock Options [Member]
Statement [Line Items]
Exercise price	$ 1.50
Expected volatility	66.00%
Expected life	2 years